Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
For the Twelve Months Ended December 31, 2019, 2018 and 2017

 The following table shows the movement in the Company’s bad debt provision during the twelve months ended December 31, 2019, 2018 and 2017:

	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
Provisions for Bad Debt	($ in millions)
2019
Premiums receivable from underwriting activities	$16.2	$6.8	$—	$—	$23.0
Reinsurance	$—	$—	$—	$—	$—
2018
Premiums receivable from underwriting activities	$5.2	$11.0	$—	$—	$16.2
Reinsurance	$—	$—	$—	$—	$—
2017
Premiums receivable from underwriting activities	$5.0	$0.2	$—	$—	$5.2
Reinsurance	$—	$—	$—	$—	$—